Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: December 11, 2024

Payment Date	12/16/2024
Collection Period Start	11/1/2024
Collection Period End	11/30/2024
Interest Period Start	11/15/2024
Interest Period End	12/15/2024

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$34,192,018.99	$27,313,624.14	$6,878,394.85	0.013537	May-26
Class A-3 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$648,572,018.99	$27,313,624.14	$621,258,394.85

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$712,202,341.13	$682,002,571.53	0.455964
YSOC Amount	$60,239,120.76	$57,352,975.30
Adjusted Pool Balance	$651,963,220.37	$624,649,596.23
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$34,192,018.99	5.20000%	30/360	$148,165.42
Class A-3 Notes	$475,000,000.00	4.87000%	30/360	$1,927,708.33
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$648,572,018.99			$2,656,884.75

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$712,202,341.13	$682,002,571.53
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$651,963,220.37	$624,649,596.23
Number of Receivables Outstanding	43,307	42,549
Weighted Average Contract Rate	3.93%	3.93%
Weighted Average Remaining Term (months)	39.2	38.2

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,362,036.40
Principal Collections	$29,734,608.27
Liquidation Proceeds	$166,151.53
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$32,262,796.20
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$32,262,796.20

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$593,501.95	$593,501.95	$—	$—	$31,669,294.25
Interest - Class A-1 Notes	$—	$—	$—	$—	$31,669,294.25
Interest - Class A-2 Notes	$148,165.42	$148,165.42	$—	$—	$31,521,128.83
Interest - Class A-3 Notes	$1,927,708.33	$1,927,708.33	$—	$—	$29,593,420.50
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$29,201,910.50
First Allocation of Principal	$—	$—	$—	$—	$29,201,910.50
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$29,144,619.50
Second Allocation of Principal	$—	$—	$—	$—	$29,144,619.50
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$29,084,051.50
Third Allocation of Principal	$10,362,422.76	$10,362,422.76	$—	$—	$18,721,628.74
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,649,986.74
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,089,986.74
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,089,986.74
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,698,785.36
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,698,785.36
Remaining Funds to Certificates	$1,698,785.36	$1,698,785.36	$—	$—	$—
Total	$32,262,796.20	$32,262,796.20	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$60,239,120.76
Increase/(Decrease)	$(2,886,145.46)
Ending YSOC Amount	$57,352,975.30

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$651,963,220.37	$624,649,596.23
Note Balance	$648,572,018.99	$621,258,394.85
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.07%	31	$465,161.33
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	137	$166,151.53
Monthly Net Losses (Liquidation Proceeds)			$299,009.80
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.22%
Second Preceding Collection Period			0.03%
Preceding Collection Period			0.19%
Current Collection Period			0.51%
Four-Month Average Net Loss Ratio			0.24%
Cumulative Net Losses for All Periods			$3,929,109.44
Cumulative Net Loss Ratio			0.26%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.37%	121	$2,503,472.31
60-89 Days Delinquent	0.13%	42	$892,463.86
90-119 Days Delinquent	0.06%	19	$397,377.67
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.56%	182	$3,793,313.84

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		8	$156,062.45
Total Repossessed Inventory		13	$303,457.54

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		61	$1,289,841.53
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.15%
Second Preceding Collection Period			0.16%
Preceding Collection Period			0.18%
Current Collection Period			0.19%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.64	0.09%	29	0.07%